Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Reconciliation of Liability For Future Policy Benefits (Detail) - JPY (¥) ¥ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Liability for Future Policy Benefit, Activity [Line Items]
The liability for future policy benefits, after reinsurance recoverable	¥ 1,111,349	¥ 1,424,312
Yen-denominated insurance (First Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Balance at beginning of year	855,431	873,038
Beginning balance at original discount rate	877,300	858,959
Effect of changes in cash flow assumptions	0	(9,660)
Effect of actual variances from expected experience	300	984
Adjusted beginning balance	877,600	850,283
Issuances	47,401	130,605
Interests	5,278	10,568
Net premium earned	(55,184)	(116,850)
Actual variances from cash flow assumptions	(28)	(437)
Derecognition	4,541	3,131
Effect of changes in foreign exchange rate	0	0
Ending balance at original discount rate	879,608	877,300
Effect of changes in discount rates	(50,761)	(21,869)
Ending balance	828,847	855,431
Balances at beginning of year	1,511,436	1,565,877
Beginning balance at original discount rate	1,750,912	1,658,143
Effect of changes in cash flow assumptions	0	(10,284)
Adjusted beginning balances	1,750,912	1,647,859
Issuances	47,401	130,605
Interests	12,567	24,463
Insurance claims paid	(28,419)	(57,099)
Actual variances from cash flow assumptions	(6,523)	(9,571)
Derecognition	11,387	14,655
Effect of changes in foreign exchange rate	0	0
Ending balance at original discount rate	1,787,325	1,750,912
Effect of changes in discount rates	(503,309)	(239,476)
Ending balance	1,284,016	1,511,436
Net liability for future policy benefits	455,169	656,005
Deferred profit liabilities	69,235	61,448
Subtotal	524,404	717,453
Less: Reinsurance recoverable	128	196
The liability for future policy benefits, after reinsurance recoverable	524,276	717,257
Yen-denominated insurance (Third Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Balance at beginning of year	1,162,214	1,306,719
Beginning balance at original discount rate	1,216,705	1,289,145
Effect of changes in cash flow assumptions	0	(7,648)
Effect of actual variances from expected experience	699	812
Adjusted beginning balance	1,217,404	1,282,309
Issuances	12,013	34,189
Interests	8,423	17,489
Net premium earned	(56,025)	(116,049)
Actual variances from cash flow assumptions	(332)	(770)
Derecognition	2,746	(463)
Effect of changes in foreign exchange rate	0	0
Ending balance at original discount rate	1,184,229	1,216,705
Effect of changes in discount rates	(130,409)	(54,491)
Ending balance	1,053,820	1,162,214
Balances at beginning of year	1,659,960	1,844,599
Beginning balance at original discount rate	1,878,075	1,895,730
Effect of changes in cash flow assumptions	0	(8,470)
Adjusted beginning balances	1,878,075	1,887,260
Issuances	12,013	34,189
Interests	13,967	27,997
Insurance claims paid	(38,033)	(72,044)
Actual variances from cash flow assumptions	(2,953)	(8,287)
Derecognition	8,007	8,960
Effect of changes in foreign exchange rate	0	0
Ending balance at original discount rate	1,871,076	1,878,075
Effect of changes in discount rates	(490,118)	(218,115)
Ending balance	1,380,958	1,659,960
Net liability for future policy benefits	327,138	497,746
Deferred profit liabilities	77,943	74,962
Subtotal	405,081	572,708
Less: Reinsurance recoverable	0	0
The liability for future policy benefits, after reinsurance recoverable	405,081	572,708
Foreign currency denominated insurance
Liability for Future Policy Benefit, Activity [Line Items]
Balance at beginning of year	345,932	389,664
Beginning balance at original discount rate	368,846	424,186
Effect of changes in cash flow assumptions	0	66
Effect of actual variances from expected experience	(579)	(3,193)
Adjusted beginning balance	368,267	421,059
Issuances	15,370	31,717
Interests	5,480	12,323
Net premium earned	(33,271)	(62,788)
Actual variances from cash flow assumptions	(273)	(1,231)
Derecognition	(5,544)	(27,567)
Effect of changes in foreign exchange rate	(1,903)	(4,667)
Ending balance at original discount rate	348,126	368,846
Effect of changes in discount rates	(15,559)	(22,914)
Ending balance	332,567	345,932
Balances at beginning of year	442,939	447,081
Beginning balance at original discount rate	650,005	659,217
Effect of changes in cash flow assumptions	0	81
Adjusted beginning balances	650,005	659,298
Issuances	15,370	31,717
Interests	9,471	19,385
Insurance claims paid	(6,179)	(18,634)
Actual variances from cash flow assumptions	3,180	13,086
Derecognition	(10,108)	(46,693)
Effect of changes in foreign exchange rate	(2,571)	(8,154)
Ending balance at original discount rate	659,168	650,005
Effect of changes in discount rates	(188,604)	(207,066)
Ending balance	470,564	442,939
Net liability for future policy benefits	137,997	97,007
Deferred profit liabilities	43,995	37,340
Subtotal	181,992	134,347
Less: Reinsurance recoverable	0	0
The liability for future policy benefits, after reinsurance recoverable	¥ 181,992	¥ 134,347